Annual Total Returns ((Wells Fargo Advantage Pennsylvania Tax-Free Fund))	0 Months Ended
Aug. 01, 2011
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A
Bar Chart Table:
Annual Return 2001	4.91%
Annual Return 2002	8.29%
Annual Return 2003	4.30%
Annual Return 2004	3.58%
Annual Return 2005	2.65%
Annual Return 2006	4.12%
Annual Return 2007	1.25%
Annual Return 2008	(8.88%)
Annual Return 2009	18.02%
Annual Return 2010	2.64%
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.17%
Annual Return 2002	8.56%
Annual Return 2003	4.59%
Annual Return 2004	3.80%
Annual Return 2005	3.05%
Annual Return 2006	4.41%
Annual Return 2007	1.50%
Annual Return 2008	(8.65%)
Annual Return 2009	18.31%
Annual Return 2010	2.89%